SUPPLEMENT NO. 1, DATED MAY 1, 2003
               TO TIAA-CREF INSTITUTIONAL MUTUAL FUNDS PROSPECTUS
                             DATED FEBRUARY 1, 2003

THE FUND'S ANNUAL FUND OPERATING EXPENSES TABLE AND CORRESPONDING EXAMPLE TABLE ON PAGE 11 OF THE FUND'S PROSPECTUS ARE REPLACED WITH THE FOLLOWING UPDATED EXPENSES AND EXAMPLE TABLES:

                          ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------
                                                                                               Total
                                                                                               Annual
                                   Manage-              Distribution                           Fund
                                   ment                 (12b-1)              Other             Operating
                                   Fees                 Fees(1)              Expenses          Expenses
-------------------------------------------------------------------------------------------------------------
Growth & Income Fund               0.08%                0.04%                0.36%             0.48%


International Equity Fund          0.09%                0.04%                0.42%             0.55%


Large-Cap Value Fund               0.08%                0.04%                0.36%             0.48%


Mid-Cap Growth Fund                0.08%                0.04%                0.36%             0.48%


Mid-Cap Value Fund                 0.08%                0.04%                0.36%             0.48%


Small-Cap Equity Fund              0.08%                0.04%                0.36%             0.48%


Large-Cap Growth Index Fund        0.04%                0.04%                0.36%             0.44%


Large-Cap Value Index Fund         0.04%                0.04%                0.36%             0.44%


S&P 500 Index Fund                 0.04%                0.04%                0.36%             0.44%


Mid-Cap Growth Index Fund          0.04%                0.04%                0.36%             0.44%


Mid-Cap Value Index Fund           0.04%                0.04%                0.36%             0.44%


Mid-Cap Blend Index Fund           0.04%                0.04%                0.36%             0.44%


Small-Cap Growth Index Fund        0.04%                0.04%                0.36%             0.44%


Small-Cap Value Index Fund         0.04%                0.04%                0.36%             0.44%


Small-Cap Blend Index Fund         0.04%                0.04%                0.36%             0.44%

International Equity Index Fund    0.04%                0.04%                0.42%             0.50%


Social Choice Equity Fund          0.04%                0.04%                0.36%             0.44%


Real Estate Securities Fund        0.09%                0.04%                0.36%             0.49%

(1) The Funds have adopted distribution plans pursuant to 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") that permits Retirement Class shares to reimburse Teachers Personal Investors Services, Inc. ("TPIS"), a subsidiary of TIAA and principal underwriter for the Funds, for certain promotional expenses of selling Retirement Class shares in an amount up to 0.04% of the net asset value of the shares on an annual basis.

EXAMPLE

The following example is intended to help you compare the cost of investing in Retirement Class shares of the following Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                     1 Year              3 Years
--------------------------------------------------------------------------------
Growth & Income Fund                                  $49                 $154
International Equity Fund                             $56                 $176
Large-Cap Value Fund                                  $49                 $154
Mid-Cap Growth Fund                                   $49                 $154
Mid-Cap Value Fund                                    $49                 $154
Small-Cap Equity Fund                                 $49                 $154
Large-Cap Growth Index Fund                           $45                 $141
Large-Cap Value Index Fund                            $45                 $141
S&P 500 Index Fund                                    $45                 $141
Mid-Cap Growth Index Fund                             $45                 $141
Mid-Cap Value Index Fund                              $45                 $141
Mid-Cap Blend Index Fund                              $45                 $141
Small-Cap Growth Index Fund                           $45                 $141

Small-Cap Value Index Fund                            $45                 $141
Small-Cap Blend Index Fund                            $45                 $141
International Equity Index Fund                       $51                 $160
Social Choice Equity Fund                             $45                 $141
Real Estate Securities Fund                           $50                 $157